Fair value measurements - Schedule of Fair value of Assets And Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities
Ceded reinsurance - embedded derivative	$ 28,300	$ 34,800	$ 34,900
Fair value
Financial assets
Total financial assets including consolidated VIEs	907,045	879,348	870,259
Financial liabilities
Total Liabilities		41,433	36,057
Asset Management | Fair value
Financial assets
Equity securities	20,351	2,276	6,056
Derivatives	13
Other invested assets	73
Total financial assets including consolidated VIEs	20,437	2,276	6,056
Financial liabilities
Debt obligations	132	1,471	1,175
Total Liabilities	132	1,471	1,175
Insurance Solutions
Financial assets
Debt securities:	382,632	388,907	352,730
Derivatives	45	0
Financial liabilities
Interest rate swaps	0	5,192	0
Insurance Solutions | Fair value
Financial assets
Equity securities	7,752	16,404	17,698
Derivatives	45
Corporate loans	133,955	114,734	132,627
Total financial assets including consolidated VIEs	756,502	751,174	739,566
Financial liabilities
Ceded reinsurance - embedded derivative	28,286	34,770	34,882
Interest rate swaps	0	5,192
Total Liabilities	28,418	39,962	34,882
Insurance Solutions | Variable Interest Entity, Primary Beneficiary | Fair value
Financial assets
Equity securities	895	141
Corporate loans	129,166	125,757	124,637
Insurance Solutions | Consolidated Balance Including Variable Interest Entity | Fair value
Financial assets
Total financial assets including consolidated VIEs	886,563	877,072	864,203
Insurance Solutions | U.S. government and agency
Financial assets
Debt securities:	10,376	8,075	7,844
Insurance Solutions | U.S. government and agency | Fair value
Financial assets
Debt securities:	10,376	8,075	7,845
Insurance Solutions | U.S. state, territories and municipalities
Financial assets
Debt securities:	3,424	3,370	3,560
Insurance Solutions | U.S. state, territories and municipalities | Fair value
Financial assets
Debt securities:	5,368	5,252	5,471
Insurance Solutions | Other government and agency | Fair value
Financial assets
Debt securities:	2,568	2,369	2,396
Insurance Solutions | Corporate
Financial assets
Debt securities:	161,678	119,896	82,314
Insurance Solutions | Corporate | Fair value
Financial assets
Debt securities:	267,268	226,249	191,346
Insurance Solutions | Asset and mortgage- backed securities
Financial assets
Debt securities:	203,680	253,934	254,041
Insurance Solutions | Asset and mortgage- backed securities | Fair value
Financial assets
Debt securities:	324,494	373,516	371,578
Insurance Solutions | Other invested assets
Financial assets
Debt securities:	3,474	3,632	4,971
Insurance Solutions | Other invested assets | Fair value
Financial assets
Other invested assets	4,721	4,575	10,605
Level 1 | Fair value
Financial assets
Total financial assets including consolidated VIEs	14,564	2,087	4,731
Level 1 | Asset Management | Fair value
Financial assets
Equity securities	14,346	1,777	4,386
Total financial assets including consolidated VIEs	14,346	1,777	4,386
Level 1 | Insurance Solutions | Fair value
Financial assets
Equity securities	218	310	345
Total financial assets including consolidated VIEs	218	310	345
Level 1 | Insurance Solutions | Variable Interest Entity, Primary Beneficiary | Fair value
Financial assets
Corporate loans	0
Level 1 | Insurance Solutions | Consolidated Balance Including Variable Interest Entity | Fair value
Financial assets
Total financial assets including consolidated VIEs	218	310	345
Level 1 | Insurance Solutions | U.S. government and agency | Fair value
Financial assets
Debt securities:	0
Level 2 | Fair value
Financial assets
Total financial assets including consolidated VIEs	589,523	617,954	616,523
Financial liabilities
Total Liabilities		39,962	34,882
Level 2 | Asset Management | Fair value
Financial assets
Equity securities	64
Total financial assets including consolidated VIEs	64
Level 2 | Insurance Solutions | Fair value
Financial assets
Equity securities	2,250	11,134	12,088
Derivatives	45
Corporate loans	1,030		28,039
Total financial assets including consolidated VIEs	589,414	617,954	616,523
Financial liabilities
Ceded reinsurance - embedded derivative	28,286	34,770	34,882
Interest rate swaps	0	5,192
Total Liabilities	28,286	39,962	34,882
Level 2 | Insurance Solutions | Variable Interest Entity, Primary Beneficiary | Fair value
Financial assets
Corporate loans	0
Level 2 | Insurance Solutions | Consolidated Balance Including Variable Interest Entity | Fair value
Financial assets
Total financial assets including consolidated VIEs	589,414	617,954	616,523
Level 2 | Insurance Solutions | U.S. government and agency | Fair value
Financial assets
Debt securities:	10,376	8,075	7,845
Level 2 | Insurance Solutions | U.S. state, territories and municipalities | Fair value
Financial assets
Debt securities:	5,368	5,252	5,471
Level 2 | Insurance Solutions | Other government and agency | Fair value
Financial assets
Debt securities:	2,568	2,369	2,396
Level 2 | Insurance Solutions | Corporate | Fair value
Financial assets
Debt securities:	262,160	226,249	191,346
Level 2 | Insurance Solutions | Asset and mortgage- backed securities | Fair value
Financial assets
Debt securities:	305,662	364,875	369,338
Level 3 | Fair value
Financial assets
Total financial assets including consolidated VIEs	300,724	257,265	246,847
Financial liabilities
Total Liabilities		1,471	1,175
Level 3 | Asset Management | Fair value
Financial assets
Equity securities	5,941	499	1,670
Derivatives	13
Other invested assets	73
Total financial assets including consolidated VIEs	6,027	499	1,670
Financial liabilities
Debt obligations	132	1,471	1,175
Total Liabilities	132	1,471	1,175
Level 3 | Insurance Solutions | Fair value
Financial assets
Equity securities	3,347	2,918	3,107
Corporate loans	132,925	114,734	104,588
Total financial assets including consolidated VIEs	164,636	130,868	120,540
Financial liabilities
Total Liabilities	132
Level 3 | Insurance Solutions | Variable Interest Entity, Primary Beneficiary | Fair value
Financial assets
Equity securities	895	141
Corporate loans	129,166	125,757	124,637
Level 3 | Insurance Solutions | Consolidated Balance Including Variable Interest Entity | Fair value
Financial assets
Total financial assets including consolidated VIEs	294,697	256,766	245,177
Level 3 | Insurance Solutions | U.S. government and agency | Fair value
Financial assets
Debt securities:	0
Level 3 | Insurance Solutions | Corporate | Fair value
Financial assets
Debt securities:	5,108
Level 3 | Insurance Solutions | Asset and mortgage- backed securities | Fair value
Financial assets
Debt securities:	18,832	8,641	2,240
Level 3 | Insurance Solutions | Other invested assets | Fair value
Financial assets
Other invested assets	4,424	4,575	10,605
NAV | Fair value
Financial assets
Total financial assets including consolidated VIEs	2,234	2,042	2,158
NAV | Insurance Solutions | Fair value
Financial assets
Equity securities	1,937	2,042	2,158
Total financial assets including consolidated VIEs	2,234	2,042	2,158
NAV | Insurance Solutions | Variable Interest Entity, Primary Beneficiary | Fair value
Financial assets
Corporate loans	0
NAV | Insurance Solutions | Consolidated Balance Including Variable Interest Entity | Fair value
Financial assets
Total financial assets including consolidated VIEs	2,234	$ 2,042	$ 2,158
NAV | Insurance Solutions | U.S. government and agency | Fair value
Financial assets
Debt securities:	0
NAV | Insurance Solutions | Other invested assets | Fair value
Financial assets
Other invested assets	$ 297